GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 25 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31
	2024	2023	2022

Payroll and related	$2,891	$4,007	$3,990
Professional fees	2,728	2,370	2,233
Share-based compensation	1,632	4,531	4,868
Depreciation and amortization	552	591	420
Office maintenance	440	369	437
Investor relations	258	-	-
Rent and related expenses	200	360	126
Travel	239	156	150
Public company related expenses	144	824	316
Directors & officers’ insurance	228	253	267
Doubtful debts	-	-	382
Other	350	472	410
	9,662	13,933	13,599

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)